Share capital and additional paidin capital (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 18, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Anti-dilutive Stock Options Excluded from Diluted			$ 1,346,838
Anti-dilutive RSUs Excluded from Diluted EPS			$ 1,309,061
Dividend Reinvestment Plan [Member]
Statement [Line Items]
Dividend description	common shares are issued under the DRIP at a 5% discount to the average market price, as defined in the DRIP
Common shares issued under plan		6,682	39,913
Dividends paid		$ 19,000	$ 89,000
September 26 2025
Statement [Line Items]
Proceeds from Issuance of Common Stock		$ 63,251,000
Common Stock Shares Issed		17,094,750
Common Stock Price Per Share		$ 3.70
Stock Issuance Costs		$ 4,250,000